HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares					Fair Value
	COMMON STOCKS — 0.4%
	INSURANCE - 0.4%
3,015	Specialty Transportation Holdings, LLC(a)(i)(j)				$ 6,896,758

	TOTAL COMMON STOCKS (Cost $5,136,443)				6,896,758

			Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 4.0%

	ASSET MANAGEMENT — 0.6%
428,367	Gladstone Investment Corporation		5.0000	05/01/26	10,340,779

	INDUSTRIAL INTERMEDIATE PROD — 1.5%
1,026,532	Steel Partners Holdings, L.P.		6.0000	02/27/26	24,924,197

	REAL ESTATE INVESTMENT TRUSTS — 0.2%
124,000	Vinebrook Homes Trust, Inc.(b) (j)		6.5000	10/07/27	2,833,400

	REAL ESTATE SERVICES — 1.3%
408,000	Greystone SDOF Preferred Equity, LLC(b)		6.7500	12/23/25	9,894,000
3,950	UIRC-GSA International, LLC(b)		6.5000	Perpetual	3,555,000
9,180	UIRC-GSA International, LLC(b)		6.5000	Perpetual	8,537,400
					21,986,400
	SPECIALTY FINANCE — 0.4%
245,472	PennyMac Mortgage Investment Trust		8.5000	09/30/28	6,300,039

	TOTAL PREFERRED STOCKS (Cost $66,052,794)				66,384,815

Principal Amount ($)		Spread
	ASSET BACKED SECURITIES — 29.7%
	CLO — 23.6%
495,000	1828 CLO Ltd. Series 2016-1A CR(b),(c)	TSFR3M + 3.612%	8.9130	10/15/31	498,913
3,295,000	ACAS CLO Ltd. Series 2015-1A CRR(b),(c)	TSFR3M + 2.462%	7.7410	10/18/28	3,299,343
1,525,000	Allegro CLO VI Ltd. Series 2017-2A C(b),(c)	TSFR3M + 2.062%	7.3470	01/17/31	1,525,512
1,760,000	Allegro CLO VI Ltd. Series 2017-2A D(b),(c)	TSFR3M + 3.012%	8.2970	01/17/31	1,765,269

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.7% (Continued)
	CLO — 23.6% (Continued)
3,100,000	AMMC CLO XII Ltd. Series 2013-12A DR(b),(c)	TSFR3M + 2.962%	8.2870	11/10/30	$ 3,114,093
5,000,000	Ares XL CLO Ltd. Series 2016-40A CRR(b),(c)	TSFR3M + 3.062%	8.3630	01/15/29	5,040,075
2,500,000	Ares XXXVII CLO Ltd. Series 2015-4A CRR(b),(c)	TSFR3M + 2.750%	8.0510	10/15/30	2,505,575
1,095,000	Atlas Senior Loan Fund Ltd. Series 2017-8A C(b),(c)	TSFR3M + 2.812%	8.0980	01/16/30	1,097,658
3,275,000	Atlas Senior Loan Fund XI Ltd. Series 2018-11A C(b),(c)	TSFR3M + 2.212%	7.4910	07/26/31	3,285,866
4,655,000	Atrium IX Series 9A CR2(b),(c)	TSFR3M + 2.262%	7.5980	05/28/30	4,670,371
2,930,000	Barings CLO Ltd. Series 2018-3A C(b),(c)	TSFR3M + 2.162%	7.4440	07/20/29	2,932,438
2,638,000	Barings CLO Ltd. Series 2018-3A(b),(c)	TSFR3M + 3.162%	8.4440	07/20/29	2,644,801
2,260,000	Battalion CLO VIII Ltd. Series 2015-8A BR2(b),(c)	TSFR3M + 2.262%	7.5410	07/18/30	2,266,337
1,800,000	Benefit Street Partners Clo XII Ltd. Series 2017-12A C(b),(c)	TSFR3M + 3.312%	8.6130	10/15/30	1,803,325
1,579,000	Benefit Street Partners CLO XIV Ltd. Series 2018-14a D(b),(c)	TSFR3M + 2.862%	8.1440	04/20/31	1,582,663
1,250,000	BlueMountain CLO Ltd. Series 2015-4A CR(b),(c)	TSFR3M + 2.162%	7.4440	04/20/30	1,254,184
1,000,000	BlueMountain Fuji US Clo II Ltd. Series 2017-2A(b),(c)	TSFR3M + 2.412%	7.6940	10/20/30	1,003,783
4,010,000	Canyon Capital CLO Ltd. Series 2012-1RA D(b),(c)	TSFR3M + 3.262%	8.5630	07/15/30	4,017,318
15,000,000	Carlyle Global Market Strategies CLO Ltd. Series 2013-3A(b),(c)	TSFR3M + 2.712%	8.0130	10/15/30	15,017,585
6,356,000	Catamaran CLO Ltd. Series 2014-1A BR(b),(c)	TSFR3M + 2.422%	7.7040	04/22/30	6,372,473
1,000,000	Cathedral Lake V Ltd. Series 2018-5A C(b),(c)	TSFR3M + 2.712%	7.9950	10/21/30	1,003,598
6,692,000	CBAM Ltd. Series 2017-1A C(b),(c)	TSFR3M + 2.662%	7.9440	07/20/30	6,703,550
5,000,000	CBAM Ltd. Series 2017-1A D(b),(c)	TSFR3M + 4.012%	9.2940	07/20/30	5,016,175
15,000,000	CBAM Ltd. Series 2017-4A D(b),(c)	TSFR3M + 2.862%	8.1630	01/15/31	15,041,100
1,350,000	CIFC Funding Ltd. Series 2017-2A CR(b),(c)	TSFR3M + 2.112%	7.3940	04/20/30	1,354,710
8,000,000	CIFC Funding Ltd. Series 2014-2RA B1(b),(c)	TSFR3M + 3.062%	8.3450	04/24/30	8,026,888
8,000,000	Clear Creek CLO Ltd. Series 2015-1A CR(b),(c)	TSFR3M + 2.212%	7.4940	10/20/30	8,017,464
6,900,000	Cutwater Ltd. Series 2015-1A DR(b),(c)	TSFR3M + 3.712%	9.0130	01/15/29	6,909,557
261,336	Denali Capital CLO XI Ltd. Series 2015-1A CR(b),(c)	TSFR3M + 3.412%	8.6940	10/20/28	261,794
500,000	Dryden Senior Loan Fund Series 2017-47A D(b),(c)	TSFR3M + 3.662%	8.9630	04/15/28	501,791
1,500,000	Eaton Vance Clo Ltd. Series 2015-1A DR(b),(c)	TSFR3M + 2.762%	8.0440	01/20/30	1,504,281
670,000	Eaton Vance CLO Ltd. Series 2014-1RA C(b),(c)	TSFR3M + 2.362%	7.6630	07/15/30	670,688
3,550,000	Elevation CLO Ltd. Series 2014-2A CR(b),(c)	TSFR3M + 2.462%	7.7630	10/15/29	3,551,686
4,350,000	Elevation CLO Ltd. Series 2018-10A B(b),(c)	TSFR3M + 2.162%	7.4440	10/20/31	4,352,375
7,142,500	Ellington Clo I Ltd. Series 2017-1A CR(b),(c)	TSFR3M + 3.262%	8.5630	10/15/29	7,207,261
5,000,000	Ellington Clo II Ltd. Series 2017-2A C(b),(c)	TSFR3M + 3.162%	8.4840	02/15/29	5,035,650
3,000,000	Fillmore Park CLO Ltd Series 2018-1A(b),(c)	TSFR3M + 3.162%	8.4630	07/15/30	3,029,460
2,020,000	Galaxy XIX CLO Ltd. Series 2015-19A BRR(b),(c)	TSFR3M + 2.112%	7.3950	07/24/30	2,020,648

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.7% (Continued)
	CLO — 23.6% (Continued)
1,000,000	Galaxy XXI CLO Ltd. Series 2015-21A DR(b),(c)	TSFR3M + 2.912%	8.1940	04/20/31	$ 1,007,916
1,250,000	Generate CLO 2 Ltd. Series 2A CR(b),(c)	TSFR3M + 2.112%	7.3940	01/22/31	1,252,246
1,175,000	Greywolf CLO V Ltd. Series 2015-1A BR(b),(c)	TSFR3M + 2.262%	7.5460	01/27/31	1,176,802
3,628,000	Halcyon Loan Advisors Funding Ltd. Series 2017-2A(b),(c)	TSFR3M + 2.362%	7.6470	01/17/30	3,631,276
8,650,000	Halcyon Loan Advisors Funding Ltd. Series 2018-2A B(b),(c)	TSFR3M + 2.612%	7.8940	01/22/31	8,669,454
3,000,000	Halcyon Loan Advisors Funding Ltd. Series 2018-2A C(b),(c)	TSFR3M + 3.662%	8.9440	01/22/31	3,015,042
500,000	Harbourview CLO VII-R Series 7RA B(b),(c)	TSFR3M + 1.962%	7.2410	07/18/31	502,360
420,000	Highbridge Loan Management Series 3A-2014 A2R(b),(c)	TSFR3M + 1.962%	7.2410	07/18/29	420,300
23,000,000	ICG US CLO Ltd. Series 2014-3A CRR(b),(c)	TSFR3M + 3.112%	8.3960	04/25/31	23,068,033
12,400,000	Jefferson Mill CLO Ltd. Series 2015-1A CRR(b),(c)	TSFR3M + 2.550%	7.8320	10/20/31	12,517,453
9,600,000	JMP Credit Advisors CLO V Ltd. Series 2018-1A D(b),(c)	TSFR3M + 3.612%	8.8970	07/17/30	9,623,424
8,000,000	KKR CLO 13 Ltd. Series 13 DR(b),(c)	TSFR3M + 2.462%	7.7480	01/16/28	8,011,608
1,775,000	KKR CLO Ltd. Series 10 DR(b),(c)	TSFR3M + 3.612%	8.9510	09/15/29	1,779,398
4,590,000	LCM XXV Ltd. Series 25A(b),(c)	TSFR3M + 2.562%	7.8440	07/20/30	4,610,113
3,608,000	Madison Park Funding XXX LTD Series 2018-30A C(b),(c)	TSFR3M + 1.962%	7.2630	04/15/29	3,616,544
1,400,000	Madison Park Funding XXX LTD Series 2018-30A D(b),(c)	TSFR3M + 2.762%	8.0630	04/15/29	1,402,639
530,000	Marble Point Clo X Ltd. Series 2017-1A C(b),(c)	TSFR3M + 2.612%	7.9130	10/15/30	530,735
2,050,000	MidOcean Credit CLO III Series 2014-3A CR(b),(c)	TSFR3M + 2.262%	7.5440	04/21/31	2,057,966
3,930,000	Mountain View CLO, LLC Series 2017-1A CR(b),(c)	TSFR3M + 2.612%	7.8980	10/16/29	3,931,096
820,000	Mountain View CLO, LLC Series 2017-1A D(b),(c)	TSFR3M + 3.862%	9.1480	10/16/29	821,067
530,000	Northwoods Capital XII-B Ltd. Series 2018-12BA C(b),(c)	TSFR3M + 2.412%	7.7510	06/15/31	531,790
4,550,000	Northwoods Capital XVI Ltd. Series 2017-16A C(b),(c)	TSFR3M + 2.412%	7.7340	11/15/30	4,562,881
335,000	OCP CLO Ltd. Series 2017-14a C(b),(c)	TSFR3M + 2.862%	8.1870	11/20/30	335,000
6,305,000	Octagon Investment Partners 30 Ltd. Series 2017-1A BR(b),(c)	TSFR3M + 2.212%	7.4940	03/17/30	6,312,881
500,000	Octagon Investment Partners XIV Ltd. Series 2012-1A BRR(b),(c)	TSFR3M + 2.362%	7.6630	07/15/29	502,355
1,000,000	OFSI BSL VIII Ltd. Series 2017-1A CR(b),(c)	TSFR3M + 2.262%	7.5480	08/16/29	1,000,723
2,620,000	OZLM VI Ltd. Series 2014-6A CT(b),(c)	TSFR3M + 2.638%	7.9240	04/17/31	2,628,913
1,275,000	OZLM XVIII Ltd. Series 2018-18A C(b),(c)	TSFR3M + 2.112%	7.4130	04/15/31	1,279,598
1,485,000	OZLM XX Ltd. Series 2018-20A B(b),(c)	TSFR3M + 2.212%	7.4940	04/20/31	1,488,352
7,035,000	Palmer Square Loan Funding Ltd. Series 2021-1A C(b),(c)	TSFR3M + 3.162%	8.4440	04/20/29	7,046,573
460,000	Palmer Square Loan Funding Ltd. Series 2021-2A C(b),(c)	TSFR3M + 2.662%	7.9870	05/20/29	460,102
400,000	Palmer Square Loan Funding Ltd. Series 2021-3A B(b),(c)	TSFR3M + 2.012%	7.2940	07/20/29	400,299
5,979,882	Ready Capital Mortgage Financing, LLC Series 2023-FL11 A(b),(c)	TSFR1M + 2.374%	7.7240	10/25/39	6,007,450
1,137,000	Saranac CLO I Ltd. Series 2013-1A CR(b),(c)	TSFR3M + 3.112%	8.3910	07/26/29	1,146,323

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.7% (Continued)
	CLO — 23.6% (Continued)
4,000,000	Saranac Clo VII Ltd. Series 2014-2A CR(b),(c)	TSFR3M + 2.512%	7.8370	11/20/29	$ 4,006,420
250,000	Shackleton CLO Ltd. Series 2013-4RA(b),(c)	TSFR3M + 2.162%	7.4630	04/13/31	250,878
2,306,159	Shelter Growth CRE Issuer Ltd. Series 2022-FL4 A(b),(c)	TSFR1M + 2.296%	7.6370	06/17/37	2,314,687
5,500,000	Sound Point CLO II Ltd. Series 2013-1A A3R(b),(c)	TSFR3M + 2.112%	7.3910	01/26/31	5,514,003
2,000,000	SOUND POINT CLO III-R LTD Series 2013-2RA D(b),(c)	TSFR3M + 3.212%	8.5130	04/15/29	2,010,668
4,931,000	Sound Point Clo XV Ltd. Series 2017-1A CR(b),(c)	TSFR3M + 2.312%	7.5950	01/23/29	4,937,021
16,824,500	Sound Point Clo XV Ltd. Series 2017-1A D(b),(c)	TSFR3M + 3.862%	9.1450	01/23/29	16,864,223
2,890,000	Sound Point Clo XVI Ltd. Series 2017-2A CR(b),(c)	TSFR3M + 2.462%	7.7460	07/25/30	2,893,023
17,000,000	SOUND POINT CLO XVII Series 2017-3A B(b),(c)	TSFR3M + 2.212%	7.4940	10/20/30	17,042,941
1,175,000	Steele Creek Clo Ltd. Series 2017-1A C(b),(c)	TSFR3M + 2.162%	7.4630	10/15/30	1,178,888
730,000	Steele Creek CLO Ltd. Series 2014-1RA C(b),(c)	TSFR3M + 2.212%	7.4940	04/21/31	731,102
1,140,000	Symphony CLO XVI Ltd. Series 2015-16A C1RR(b),(c)	TSFR3M + 2.200%	7.5010	10/15/31	1,143,969
2,195,955	Telos Clo Ltd. Series 2013-3A DR(b),(c)	TSFR3M + 4.012%	9.2970	07/17/26	2,200,476
4,217,554	Telos CLO Ltd. Series 2014-5A CR(b),(c)	TSFR3M + 2.412%	7.6970	04/17/28	4,219,575
992,000	Telos CLO Ltd. Series 2014-5A DR(b),(c)	TSFR3M + 3.562%	8.8470	04/17/28	993,527
6,000,000	THL Credit Wind River CLO Ltd. Series 2015-1A DR(b),(c)	TSFR3M + 3.262%	8.5440	10/20/30	6,017,455
3,000,000	VENTURE XIII CLO Ltd. Series 2013-13A CR(b),(c)	TSFR3M + 2.562%	7.8960	09/10/29	3,001,581
4,000,000	VENTURE XIII CLO Ltd. Series 2013-13A DR(b),(c)	TSFR3M + 3.562%	8.8960	09/10/29	4,024,176
700,708	Venture XVII CLO Ltd. Series 2014-17A(b),(c)	TSFR3M + 2.112%	7.4130	04/15/27	700,991
11,895,000	Venture XVII CLO Ltd. Series 2014-17A DRR(b),(c)	TSFR3M + 3.082%	8.3830	04/15/27	11,905,468
293,904	Venture XVIII CLO Ltd. Series 2014-18A BR(b),(c)	TSFR3M + 1.912%	7.2130	10/15/29	293,996
4,500,000	Venture XVIII CLO Ltd. Series 2014-18A DR(b),(c)	TSFR3M + 3.362%	8.6630	10/15/29	4,515,953
3,500,000	Venture XXVIII CLO Ltd. Series 2017-28A C2R(b),(c)	TSFR3M + 2.462%	7.7440	07/20/30	3,511,639
530,000	Voya CLO Ltd. Series 2015-1A BR(b),(c)	TSFR3M + 1.962%	7.2410	01/18/29	531,801
2,740,000	Voya CLO Ltd. Series 2015-1A CR(b),(c)	TSFR3M + 2.612%	7.8910	01/18/29	2,745,938
2,530,000	Voya CLO Ltd. Series 2014-2A BRR(b),(c)	TSFR3M + 2.362%	7.6470	04/17/30	2,550,240
780,000	Wellfleet CLO Ltd. Series 2015-1A CR4(b),(c)	TSFR3M + 2.362%	7.6440	07/20/29	781,403
8,825,000	Zais Clo 11 Ltd. Series 2018-11A CR(b),(c)	TSFR3M + 2.450%	7.7320	01/20/32	8,835,160
3,000,000	Zais Clo 14 Ltd. Series 2020-14A DR2(b),(c)	TSFR3M + 3.300%	8.3400	04/15/32	3,005,832
582,359	Zais CLO 5 Ltd. Series 2016-2A B(b),(c)	TSFR3M + 3.562%	8.8630	10/15/28	583,888
3,900,000	Zais Clo 7 Ltd. Series 2017-2A C(b),(c)	TSFR3M + 2.712%	8.0130	04/15/30	3,923,447
651,000	Zais CLO 8 Ltd. Series 2018-1A D(b),(c)	TSFR3M + 2.912%	8.2130	04/15/29	652,477
					395,137,816

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
4,199,776	Cascade Funding Mortgage Trust Series 2022-AB2 M3(b),(d)		2.0000	02/25/52	$ 3,412,761
1,675,000	CFMT, LLC Series 2022-EBO2 M3(b),(d)		5.3280	07/25/54	1,675,189
1,933,620	Finance Of America Structured Securities Trust Series 2024-S2 AV(b),(c)	SOFR30A + 1.500%	6.8460	04/25/74	1,919,705
2,385,515	Imperial Fund Mortgage Trust Series 2022-NQM7 A1(b),(e)		7.3690	11/25/67	2,422,828
1,000,000	MFA Trust Series 2023-RTL1 A1(b),(e)		7.5750	08/25/27	999,319
5,000,000	RMF Proprietary Issuance Trust Series 2022-2 M3(b),(d)		3.7500	06/25/62	3,112,626
12,500,000	RMF Proprietary Issuance Trust Series 2022-3 M3(b),(d)		4.0000	08/25/62	8,212,218
395,197	Verus Securitization Trust Series 2023-1 A1(b),(e)		5.8500	12/25/67	394,164
189,512	Verus Securitization Trust Series 2023-3 A2(b),(e)		6.4380	03/25/68	190,246
589,993	Verus Securitization Trust Series 2023-5 A1(b),(e)		6.4760	06/25/68	593,562
					22,932,618
	NON AGENCY CMBS — 4.2%
4,960,000	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR DMP(b),(d)		3.8950	11/05/32	4,487,144
2,961,190	BB-UBS Trust Series 2012-TFT(b)		2.8900	06/05/30	2,752,056
5,646,388	BPR Trust Series 2021-WILL A(b),(c)	TSFR1M + 1.864%	7.1930	06/15/38	5,652,434
5,000,000	BX Commercial Mortgage Trust Series 2019-IMC E(b),(c)	TSFR1M + 2.196%	7.5250	04/15/34	4,887,821
10,025,000	GS Mortgage Securities Corp Trust Series 2018-3PCK B(b),(c)	TSFR1M + 2.864%	8.1930	09/15/31	9,870,138
10,463,000	GS Mortgage Securities Trust Series 2010-C1 C(b),(d)		5.6350	08/10/43	10,228,475
4,000,000	GS Mortgage Securities Trust Series 2010-C1 D(b),(d)		6.3610	08/10/43	3,651,522
4,000,000	Hudsons Bay Simon JV Trust Series 2015-HB10 A10(b)		4.1540	08/05/34	3,773,426
5,520,000	Hudsons Bay Simon JV Trust Series 2015-HB10 B10(b)		4.9060	08/05/34	5,074,494
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C25 B(d)		4.3470	11/15/47	911,658
5,691,046	Morgan Stanley Capital I, Inc. Series 2024-BPR2 A(b)		7.2910	05/05/29	5,888,371
1,600,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(b),(d)		8.7520	05/05/29	1,615,569
2,841,346	WFRBS Commercial Mortgage Trust Series 2012-C9 E(b),(d)		4.7190	11/15/45	2,588,586
1,470,805	XCAL MORTGAGE TRUST Series 2019-1 A(b),(c)	TSFR1M + 3.864%	9.2080	12/31/24	1,437,325
1,873,572	XCALI Mortgage Trust Series 2020-5 A(b),(c)	TSFR1M + 3.370%	8.7130	10/06/24	1,874,048
5,000,000	X-Caliber Funding, LLC Series 2023-MF9 A(b),(c)	TSFR1M + 3.250%	8.6000	11/01/24	5,012,260
					69,705,327
	OTHER ABS — 0.5%
2,000,000	FMC GMSR Issuer Trust Series 2022-GT1 A(b)		6.1900	04/25/27	1,967,739
2,175,080	HRR Funding, LLC Series 2021-1(b)(i)		9.0000	12/20/36	1,674,812
1,531,157	New Residential Mortgage, LLC Series 2020-FNT1 A(b)		5.4370	06/25/25	1,514,872

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.7% (Continued)
	OTHER ABS — 0.5% (Continued)
771,214	New Residential Mortgage, LLC Series 2020-FNT2 A(b)	5.4370	07/25/25	$ 762,673
722,411	Pagaya AI Debt Trust Series 2024-2 A(b)	6.3190	08/15/31	725,356
857,868	Pagaya AI Debt Trust Series 2024-3 A(b)	6.2580	10/15/31	860,553
				7,506,005
	TOTAL ASSET BACKED SECURITIES (Cost $496,110,580)			495,281,766

	CORPORATE BONDS — 47.6%
	ASSET MANAGEMENT — 28.1%
25,379,000	Apollo Investment Corporation	5.2500	03/03/25	25,036,993
2,136,064	B Riley Financial, Inc.	5.5000	03/31/26	45,070,951
26,440,000	Capital Southwest Corporation	4.5000	01/31/26	25,448,500
331,646	Crescent Capital BDC, Inc.	5.0000	05/25/26	7,995,985
25,300,000	Fidus Investment Corporation	4.7500	01/31/26	24,317,044
4,305,000	Fidus Investment Corporation	3.5000	11/15/26	3,959,512
33,537,000	Gladstone Capital Corporation	5.1250	01/31/26	32,614,733
585,215	Great Elm Capital Corporation	5.8750	06/30/26	14,416,772
447,215	Great Elm Capital Corporation	6.7500	06/30/26	11,207,208
307,877	Horizon Technology Finance Corporation	4.8750	03/30/26	7,570,695
11,603,000	Investcorp Credit Management BDC, Inc.	4.8750	04/01/26	10,950,892
2,000,000	Medallion Financial Corporation(b)	7.5000	12/30/27	1,855,430
30,739,000	Monroe Capital Corporation	4.7500	02/15/26	29,347,864
16,000,000	NewtekOne, Inc.(b)	8.1250	02/01/25	16,061,599
32,540,000	PennantPark Floating Rate Capital Ltd.	4.2500	04/01/26	30,862,735
22,064,000	PennantPark Investment Corporation	4.5000	05/01/26	21,140,351
26,968,000	PennantPark Investment Corporation	4.0000	11/01/26	24,988,509
33,500,000	Portman Ridge Finance Corporation	4.8750	04/30/26	32,153,518
34,854,000	Saratoga Investment Corporation	4.3750	02/28/26	33,445,733
12,432,000	Saratoga Investment Corporation	4.3500	02/28/27	11,650,052
360,442	Saratoga Investment Corporation	6.0000	04/30/27	8,780,367
516,095	Trinity Capital, Inc.	7.0000	01/16/25	12,995,272
20,075,000	Trinity Capital, Inc.	4.3750	08/24/26	18,751,873
4,575,000	Trinity Capital, Inc.	4.2500	12/15/26	4,187,720

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.6% (Continued)
	ASSET MANAGEMENT — 28.1% (Continued)
560,039	Trinity Capital, Inc.	7.8750	09/30/29	$ 13,883,367
				468,693,675
	COMMERCIAL SUPPORT SERVICES — 2.3%
2,018,024	Charah Solutions, Inc. (j)	8.5000	08/31/26	37,837,950

	ELECTRICAL EQUIPMENT — 3.4%
1,780,113	Babcock & Wilcox Enterprises, Inc.	8.1250	02/28/26	39,411,703
858,375	Babcock & Wilcox Enterprises, Inc.	6.5000	12/31/26	17,450,764
				56,862,467
	INSTITUTIONAL FINANCIAL SERVICES — 2.2%
274,443	Arlington Asset Investment Corporation(j)	6.0000	08/01/26	6,559,188
1,694,017	B Riley Financial, Inc.	5.0000	12/31/26	30,763,348
				37,322,536
	MACHINERY — 0.0%(f)
2,500,000	Briggs & Stratton Corporation(g)	6.8750	12/15/20	21,875

	OIL & GAS PRODUCERS — 0.2%
125,954	Tellurian, Inc.	8.2500	11/30/28	3,038,010

	REAL ESTATE INVESTMENT TRUSTS — 0.3%
210,500	HC Government Realty Trust, Inc.(b)	7.0000	08/14/27	4,946,750

	SOFTWARE — 2.0%
1,399,653	Synchronoss Technologies, Inc.	8.3750	06/30/26	33,465,703

	SPECIALTY FINANCE — 9.1%
18,341,000	ACRES Commercial Realty Corporation	5.7500	08/15/26	17,646,800
160,376	Atlanticus Holdings Corporation	9.2500	01/31/29	3,962,891
1,500,000	Broadmark Realty Capital, Inc.(b)	5.0000	11/15/26	1,332,145
1,000,000	Dakota Financial, LLC(b)	5.0000	09/30/26	926,496
2,000,000	First Help Financial, LLC(b)	6.0000	11/15/26	1,860,163
4,000,000	InvestCo, LLC / Preston Ventures, LLC / LS(b)	5.1250	08/13/26	3,735,600
3,250,000	Medallion Financial Corporation B(b)	7.2500	02/26/26	3,095,344
4,000,000	National Funding, Inc.(b)	5.7500	08/31/26	3,722,645

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.6% (Continued)
	SPECIALTY FINANCE — 9.1% (Continued)
25,060,000	Nexpoint Real Estate Finance, Inc.		5.7500	05/01/26	$ 23,279,817
15,000,000	Nexpoint Real Estate Finance, Inc.(b)		5.7500	05/01/26	14,118,529
29,548,135	OWS Cre Funding I, LLC Series 2021-MARG A(b),(c)	US0001M + 4.900%	10.3430	09/15/24	29,594,926
5,000,000	PDOF MSN Issuer, LLC(b),(c)	SOFRRATE + 4.500%	9.8300	03/01/25	4,941,531
1,047,208	Ready Capital Corporation		5.7500	02/15/26	24,996,855
182,689	Ready Capital Corporation		6.2000	07/30/26	4,393,670
2,000,000	Regent Capital Corporation(b)		6.0000	12/28/26	1,846,932
76,566	Sachem Capital Corporation		6.8750	12/30/24	1,901,899
61,886	Sachem Capital Corporation		7.7500	09/30/25	1,531,679
150,306	Sachem Capital Corporation		6.0000	12/30/26	3,314,247
3,000,000	X-Caliber Funding, LLC(b)		5.0000	09/24/24	2,909,626
2,000,000	X-Caliber Funding, LLC(b)		5.0000	03/01/25	1,961,344
					151,073,139
	TOTAL CORPORATE BONDS (Cost $786,222,559)				793,262,105

	U.S. GOVERNMENT & AGENCIES — 14.9%
	U.S. TREASURY INFLATION PROTECTED — 14.9%
56,650,120	United States Treasury Inflation Indexed Bonds		2.3750	01/15/25	56,008,234
51,067,800	United States Treasury Inflation Indexed Bonds		0.1250	04/15/25	49,639,623
49,002,060	United States Treasury Inflation Indexed Bonds		0.3750	07/15/25	47,783,408
47,206,770	United States Treasury Inflation Indexed Bonds		0.1250	10/15/25	45,699,573
49,054,090	United States Treasury Inflation Indexed Bonds		2.0000	01/15/26	48,473,816
					247,604,654
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $249,276,713)				247,604,654

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 3.6%
MONEY MARKET FUNDS - 3.6%
59,193,286	First American Government Obligations Fund, Class X, 5.22% (Cost $59,193,286)(h)	$ 59,193,286

	TOTAL INVESTMENTS - 100.2% (Cost $1,661,992,375)	$ 1,668,623,384
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(2,535,999)
	NET ASSETS - 100.0%	$ 1,666,087,385

LLC	- Limited Liability Company
LTD	- Limited Company

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term Secured Overnight Financing Rate 1 Month
TSFR3M	Term Secured Overnight Financing Rate 3 Month
US0001M	ICE LIBOR USD 1 Month

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is 612,098,968 or 36.7% of net assets.
(c)	Variable rate security; the rate shown represents the rate on July 31, 2024.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2024.
(f)	Percentage rounds to less than 0.1%.
(g)	Represents issuer in default on interest payments; non-income producing security.
(h)	Rate disclosed is the seven day effective yield as of July 31, 2024.
(i)	The value of this security has been determined in good faith by the Adviser as the Valuation Designee pursuant to valuation procedures approved by the Board of Trustees.
(j)	The security is illiquid; total illiquid securities represent 3.2% of net assets.